Accumulated Other Comprehensive Income (Loss) - Narrative (Details) $ in Thousands, € in Millions	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2018 EUR (€)	May 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Recognition of accumulated other comprehensive income lodged taxes		$ 544,600	$ 0	$ 544,583	$ 0
Lodged tax effect						$ 544,600
Less: reclassification adjustment for pension (gains) losses included in net income, net of income tax provision (benefit) of $0, $(697) and $(2,042)			7,349	$ 1,407	$ 517
Jefferies Bache Limited | Pension Plan | Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Payment to transfer defined benefit pension obligations and insurance contracts | €	€ 6.5
Less: reclassification adjustment for pension (gains) losses included in net income, net of income tax provision (benefit) of $0, $(697) and $(2,042)			$ 5,300